LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–94.71%
Argentina–0.12%
†Globant	3,700	$ 663,114
Telecom Argentina Sponsored ADR	9,200	60,168
†YPF ADR	18,000	64,260
		787,542
Brazil–3.33%
Ambev	467,100	1,046,336
Atacadao	37,700	136,745
†B2W Cia Digital	23,236	374,158
B3 SA - Brasil Bolsa Balcao	202,800	1,990,480
Banco Bradesco	131,910	424,675
Banco BTG Pactual	1	3
Banco BTG Pactual	23,063	297,245
Banco do Brasil	83,900	443,710
Banco Santander	40,400	200,709
BB Seguridade Participacoes	70,500	305,807
†BRF	55,200	180,661
CCR	120,800	274,042
Centrais Eletricas Brasileiras	31,000	168,196
Cia Brasileira de Distribuicao	15,600	193,809
Cia de Saneamento Basico do Estado de Sao Paulo	34,300	285,777
Cia Paranaense de Energia	9,600	106,310
Cia Siderurgica Nacional	66,900	196,677
Cielo	123,800	87,076
Cogna Educacao	162,590	151,128
Cosan	15,600	190,142
CPFL Energia	21,400	105,325
Energisa	17,400	127,962
Engie Brasil Energia	21,125	152,234
Equatorial Energia	91,700	345,351
Hapvida Participacoes e Investimentos	22,000	244,645
Hypera	37,200	196,800
†IRB Brasil Resseguros	93,192	124,291
JBS	106,400	391,997
Klabin	69,300	293,691
Localiza Rent a Car	59,721	604,027
Lojas Renner	78,140	552,806
Magazine Luiza	72,437	1,155,066
Multiplan Empreendimentos Imobiliarios	27,700	96,084
Natura & Co. Holding	73,935	673,010
Notre Dame Intermedica Participacoes	47,653	552,992
Petrobras Distribuidora	75,800	274,402
Petroleo Brasileiro	369,200	1,305,634
Porto Seguro	10,300	88,347
Raia Drogasil	107,500	450,987
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Brazil (continued)
†Rumo	131,118	$ 445,473
Sul America	29,100	204,522
†Suzano	54,630	441,347
TIM Participacoes	83,000	192,429
†Ultrapar Participacoes	71,600	246,958
Vale	364,900	3,845,293
†Via Varejo	124,300	384,460
WEG	83,200	968,758
		21,518,577
Chile–0.43%
Aguas Andinas Class A	274,790	77,005
Banco de Chile	4,526,655	345,488
Banco de Credito e Inversiones	4,648	146,920
Banco Santander Chile	6,456,198	224,586
Cencosud	139,085	203,719
Cencosud Shopping	53,299	76,354
Cia Cervecerias Unidas	15,419	99,546
Colbun	819,981	132,544
Empresa Nacional de Telecomunicaciones	15,779	98,244
Empresas CMPC	110,782	232,835
Empresas COPEC	38,735	290,440
Enel Americas	3,314,829	430,826
Enel Chile	2,690,172	188,700
Falabella	74,091	217,017
		2,764,224
China–36.67%
360 Security Technology Class A	14,000	34,260
†3SBio	131,500	148,994
†51job ADR	2,600	202,774
AAC Technologies Holdings	72,500	394,439
Accelink Technologies Class A	4,100	21,167
Addsino Class A	6,800	21,313
AECC Aero-Engine Control Class A	6,100	17,705
AECC Aviation Power Class A	10,701	64,995
Agile Group Holdings	122,000	160,736
Agricultural Bank of China Class A	327,100	152,493
Agricultural Bank of China Class H	2,745,000	861,257
Aier Eye Hospital Group Class A	19,640	148,836
Air China Class A	24,600	25,708
Air China Class H	194,000	127,864
Aisino Class A	7,600	17,710
AK Medical Holdings	40,000	102,943
LVIP SSGA Emerging Markets Equity Index Fund–1

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Alibaba Group Holding ADR	185,400	$ 54,503,892
†Alibaba Health Information Technology	322,000	791,819
A-Living Services Class H	42,750	218,718
†Aluminum of China Class H	416,000	85,798
†Aluminumof China Class A	49,200	21,103
Angang Steel Class A	37,000	14,116
Angel Yeast Class A	3,800	34,146
Anhui Conch Cement Class A	17,200	140,361
Anhui Conch Cement Class H	122,500	848,470
Anhui Gujing Distillery Class A	1,900	60,704
Anhui Gujing Distillery Class B	10,500	116,917
Anhui Kouzi Distillery Class A	3,700	27,655
ANTA Sports Products	107,000	1,116,696
Apeloa Pharmaceutical Class A	5,600	19,671
Asymchem Laboratories Tianjin Class A	1,100	42,708
Autobio Diagnostics Class A	1,300	30,879
Autohome ADR	5,900	566,400
AVIC Aircraft Class A	13,300	45,159
†Avic Capital Class A	41,300	26,766
AVIC Electromechanical Systems Class A	15,700	26,538
AVIC Jonhon Optronic Technology Class A	5,100	34,808
AVIC Shenyang Aircraft Class A	5,500	46,568
AviChina Industry & Technology Class H	242,000	138,530
AVICOPTER Class A	2,900	23,921
†BAIC BluePark New Energy Technology Class A	6,800	5,927
BAIC Motor Class H	170,000	69,558
†Baidu ADR	26,900	3,405,271
Bank of Beijing Class A	99,400	68,452
Bank of Chengdu Class A	11,500	16,744
Bank of China Class A	167,300	78,755
Bank of China Class H	7,830,000	2,435,289
Bank of Communications Class A	193,220	129,026
Bank of Hangzhou Class A	25,100	43,545
Bank of Jiangsu Class A	53,400	47,797
Bank of Nanjing Class A	43,100	50,083
Bank of Ningbo Class A	29,100	135,076
Bank of Shanghai Class A	66,240	79,324
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Baoshan Iron & Steel Class A	87,300	$ 64,157
†Baozun ADR	4,300	139,707
BBMG Class A	34,600	15,650
Beijing Capital Development Class A	18,300	18,048
†Beijing Capital International Airport Class H	196,000	118,507
Beijing Dabeinong Technology Group Class A	17,700	23,260
Beijing Enlight Media Class A	10,900	26,751
Beijing Enterprises Holdings	46,000	138,675
†Beijing Enterprises Water Group	516,000	201,087
Beijing New Building Materials Class A	7,900	36,002
Beijing Oriental Yuhong Waterproof Technology Class A	7,300	58,118
Beijing Originwater Technology Class A	11,200	14,361
Beijing Shiji Information Technology Class A	5,500	31,100
Beijing Shunxin Agriculture Class A	3,400	30,153
Beijing Sinnet Technology Class A	5,800	19,132
Beijing Tiantan Biological Products Class A	5,960	34,853
Beijing Tongrentang Class A	6,100	24,230
Beijing Yanjing Brewery Class A	18,000	22,345
Beijing-Shanghai High Speed Railway Class A	20,200	17,410
†BEST ADR	20,700	62,100
Betta Pharmaceuticals Class A	1,800	30,175
†BGI Genomics Class A	1,900	40,326
†Bilibili ADR	11,400	474,240
BOE Technology Group Class A	166,600	120,911
†Bohai Leasing Class A	43,300	17,810
BTG Hotels Group Class A	7,000	18,331
BYD Class A	8,900	152,937
BYD Class H	62,500	1,007,889
BYD Electronic International	66,500	337,488
By-health Class A	6,900	21,367
C&S Paper Class A	5,100	16,110
Caitong Securities Class A	15,700	33,222

LVIP SSGA Emerging Markets Equity Index Fund–2

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†CanSino Biologics Class H	6,200	$ 132,173
Centre Testing International Group	4,600	16,618
CGN Power Class H	963,000	198,367
Chacha Food Class A	1,800	15,381
Changchun High & New Technology Industry Group Class A	1,900	103,438
Changjiang Securities Class A	23,000	27,226
Changzhou Xingyu Automotive Lighting Systems Class A	1,000	22,057
Chaozhou Three-Circle Group Class A	7,200	30,669
Chengdu Kanghong Pharmaceutical Group Class A	2,700	18,106
Chengdu Xingrong Environment Class A	16,700	12,552
China Aerospace Times Electronics Class A	13,500	13,998
China Aoyuan Group	115,000	118,525
China Avionics Systems Class A	4,800	12,052
China CITIC Bank Class A	21,800	16,200
China CITIC Bank Class H	890,000	344,911
China Communications Construction Class A	19,900	21,815
China Communications Services Class H	246,000	145,228
China Conch Venture Holdings	161,500	751,313
China Construction Bank Class A	29,400	26,602
China East Education Holding	58,500	127,481
China Eastern Airlines Class A	64,300	46,838
China Eastern Airlines Class H	172,000	73,989
China Education Group Holdings	64,000	117,749
China Enterprise Class A	24,400	14,011
China Everbright	90,000	121,067
China Everbright Bank Class A	168,300	90,371
China Everbright Bank Class H	316,000	99,936
China Everbright Environment Group	381,000	217,831
China Evergrande Group	185,000	474,782
China Feihe	104,000	243,144
China Film Class A	4,300	8,925
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Fortune Land Development Class A	19,223	$ 43,026
China Galaxy Securities Class H	409,500	231,772
China Gezhouba Group Class A	28,400	24,895
China Greatwall Technology Group Class A	13,700	32,434
China Hongqiao Group	175,500	109,946
China Huarong Asset Management Class H	945,000	100,700
†China International Capital Class H	132,800	308,860
China Jinmao Holdings Group	548,000	305,108
China Jushi Class A	14,400	30,715
China Lesso Group Holdings	112,000	203,407
China Life Insurance Class A	13,400	87,980
China Life Insurance Class H	736,000	1,668,493
†China Literature	29,600	223,229
China Longyuan Power Group Class H	309,000	194,144
China Medical System Holdings	130,000	143,848
China Meheco Class A	6,100	13,215
†China Mengniu Dairy	271,000	1,278,238
China Merchants Bank Class A	93,200	494,686
China Merchants Bank Class H	387,000	1,836,475
China Merchants Energy Shipping Class A	28,500	24,200
China Merchants Property Operation & Service Class A	5,100	19,793
†China Merchants Securities Class A	36,400	115,986
China Merchants Shekou Industrial Zone Holdings Class A	32,000	71,572
China Minsheng Banking Class A	172,600	134,607
China Molybdenum Class A	85,500	46,977
China Molybdenum Class H	345,000	123,189
China National Accord Medicines Class A	2,100	14,288
China National Chemical Engineering Class A	13,800	10,955

LVIP SSGA Emerging Markets Equity Index Fund–3

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China National Medicines Class A	2,600	$ 16,673
China National Nuclear Power Class A	51,100	33,032
China National Software & Service Class A	2,300	28,191
†China Northern Rare Earth Group High-Tech Class A	15,200	24,094
China Oilfield Services Class H	176,000	123,181
China Overseas Land & Investment	384,000	969,975
China Overseas Property Holdings	125,000	102,935
China Pacific Insurance Group Class A	30,700	141,397
China Pacific Insurance Group Class H	271,600	775,692
China Petroleum & Chemical Class A	120,600	69,372
China Petroleum & Chemical Class H	2,382,000	961,775
China Power International Development	449,000	83,129
China Railway Construction Class A	55,700	68,086
China Railway Construction Class H	186,500	129,003
China Railway Group Class A	97,200	77,192
China Railway Signal & Communication Class H	160,000	52,836
China Reinsurance Group Class H	609,000	56,171
China Resources Beer Holdings	146,000	896,715
China Resources Cement Holdings	240,000	329,940
China Resources Gas Group	88,000	395,114
China Resources Land	318,000	1,450,342
China Resources Pharmaceutical Group	163,000	84,055
China Resources Power Holdings	186,000	206,294
China Resources Sanjiu Medical & Pharmaceutical Class A	6,100	22,974
China Shenhua Energy Class A	23,200	56,288
China Shenhua Energy Class H	344,000	617,424
†China Shipbuilding Industry Class A	107,700	68,954
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China South Publishing & Media Group Class A	3,400	$ 5,439
†China Southern Airlines Class A	58,300	49,829
†China Southern Airlines Class H	166,000	90,116
China Spacesat Class A	5,200	25,513
China State Construction Engineering Class A	198,600	148,760
China Taiping Insurance Holdings	160,800	246,540
China Tourism Group Duty Free Class A	9,100	298,947
China Tower Class H	4,362,000	758,895
China TransInfo Technology Class A	5,700	18,491
China Unicom Hong Kong	614,000	403,025
China United Network Communications Class A	125,000	89,379
China Vanke Class A	44,400	183,694
China Vanke Class H	171,900	528,397
China Yangtze Power Class A	100,684	283,613
China Yuhua Education	126,000	108,143
Chinese Universe Publishing and Media Group Class A	7,500	12,891
Chongqing Brewery Class A	2,000	30,387
†Chongqing Changan Automobile Class A	18,100	35,842
Chongqing Fuling Zhacai Group Class A	2,900	20,116
Chongqing Rural Commercial Bank Class H	243,000	89,824
Chongqing Zhifei Biological Products Class A	7,600	155,921
CIFI Holdings Group	316,468	235,089
CITIC	576,000	427,090
CITIC Securities Class A	45,500	201,976
CITIC Securities Class H	218,500	491,437
CNOOC	1,770,000	1,702,524
Contemporary Amperex Technology Class A	10,800	334,294
COSCO SHIPPING Development Class A	50,700	15,541
COSCO SHIPPING Energy Transportation Class A	21,200	22,035
COSCO SHIPPING Energy Transportation Class H	120,000	50,053
†COSCO SHIPPING Holdings Class A	39,900	33,692
†COSCO SHIPPING Holdings Class H	256,500	126,541

LVIP SSGA Emerging Markets Equity Index Fund–4

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
COSCO SHIPPING Ports	172,097	$ 98,861
Country Garden Holdings	763,021	944,792
Country Garden Services Holdings	136,000	883,248
CRRC	422,000	169,028
CRRC Class A	114,500	92,652
CSC Financial Class A	13,500	99,634
CSPC Pharmaceutical Group	556,400	1,086,119
Da An Gene of Sun Yat-Sen University Class A	5,060	26,109
Dali Foods Group	210,500	128,920
Daqin Railway Class A	74,161	69,554
Dawning Information Industry Class A	6,020	33,511
DHC Software Class A	13,600	20,454
Dong-E-E-Jiao Class A	3,900	22,824
Dongfang Electric Class A	12,900	19,316
Dongxing Securities Class A	16,973	32,171
East Money Information Class A	36,600	129,889
ENN Energy Holdings	78,900	865,789
Eve Energy Class A	9,155	67,030
Everbright Securities Class A	18,600	60,330
†Fangda Carbon New Material Class A	23,380	21,048
Far East Horizon	208,000	169,740
Fiberhome Telecommunication Technologies Class A	4,400	15,431
Financial Street Holdings Class A	20,200	19,399
First Capital Securities Class A	22,600	37,131
Focus Media Information Technology Class A	72,300	86,043
Foshan Haitian Flavouring & Food Class A	12,500	298,703
Fosun International	248,500	291,099
Founder Securities Class A	40,000	49,631
Foxconn Industrial Internet Class A	27,052	54,274
†Fujian Sunner Development Class A	6,000	19,351
Fuyao Glass Industry Group Class A	8,200	39,143
Fuyao Glass Industry Group Class H	52,400	193,132
Ganfeng Lithium Class A	5,300	42,537
G-bits Network Technology Xiamen Class A	300	27,540
†GCL System Integration Technology Class A	31,500	17,545
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
GD Power Development Class A	83,600	$ 24,846
†GDS Holdings ADR	7,900	646,457
GEM Class A	24,300	16,911
Gemdale Class A	21,300	45,771
†Genscript Biotech	102,000	168,152
GF Securities Class A	29,800	69,430
GF Securities Class H	120,200	152,938
Giant Network Group Class A	8,200	23,287
Gigadevice Semiconductor Beijing Class A	2,180	55,673
Glodon Class A	3,400	36,564
GoerTek Class A	15,900	95,068
†GOME Retail Holdings	1,006,000	133,247
†Gotion High-tech Class A	6,800	23,912
Grandjoy Holdings Group Class A	21,100	14,428
†Gree Electric Appliances Class A	14,800	116,529
Greenland Holdings Class A	37,800	35,563
Greentown Service Group	150,000	185,884
GRG Banking Equipment Class A	14,100	25,358
†GSX Techedu ADR	7,600	684,836
Guangdong Haid Group Class A	7,700	69,522
†Guangdong HEC Technology Holding Class A	5,400	4,925
Guangdong Hongda Blasting Class A	3,298	24,526
†Guanghui Energy Class A	39,700	16,604
Guangzhou Baiyun International Airport Class A	12,700	25,469
Guangzhou Baiyunshan Pharmaceutical Holdings Class A	6,200	27,560
Guangzhou Haige Communications Group Class A	9,100	15,705
Guangzhou Kingmed Diagnostics Group Class A	1,800	27,124
Guangzhou R&F Properties Class H	124,000	160,600
Guangzhou Wondfo Biotech Class A	1,900	23,217
Guosen Securities Class A	20,000	39,745
Guotai Junan Securities Class A	37,200	100,232
Guotai Junan Securities Class H	58,000	80,957

LVIP SSGA Emerging Markets Equity Index Fund–5

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Guoyuan Securities Class A	20,800	$ 36,868
Haidilao International Holding	80,000	579,658
Haier Smart Home Class A	31,300	100,798
Haitian International Holdings	65,000	151,305
†Haitong Securities Class A	40,400	84,416
†Haitong Securities Class H	282,400	241,502
Hangzhou Hikvision Digital Technology Class A	42,700	240,345
Hangzhou Robam Appliances Class A	3,500	16,891
Hangzhou Silan Microelectronics Class A	8,200	19,479
Hangzhou Tigermed Consulting Class A	1,400	21,249
†Hansoh Pharmaceutical Group	112,000	547,415
Hefei Meiya Optoelectronic Technology Class A	2,500	17,640
Heilongjiang Agriculture Class A	10,600	28,893
Henan Shuanghui Investment & Development Class A	13,400	104,492
Hengan International Group	65,000	475,804
Hengli Petrochemical Class A	27,800	76,138
Hengtong Optic-electric Class A	11,700	24,878
Hengyi Petrochemical Class A	15,770	24,131
†Hesteel Class A	48,700	15,199
Hithink RoyalFlush Information Network Class A	2,700	63,863
†Holitech Technology Class A	18,400	13,652
Hongfa Technology Class A	2,900	19,571
†Hua Hong Semiconductor	44,000	169,530
Huaan Securities Class A	23,700	30,742
Huadian Power International Class A	40,100	21,021
Huadong Medicine Class A	8,400	30,564
Hualan Biological Engineering Class A	9,020	75,704
Huaneng Power International Class A	23,100	18,396
Huaneng Power International Class H	374,000	145,107
Huatai Securities Class A	36,600	111,007
Huatai Securities Class H	143,200	235,609
Huaxi Securities Class A	17,900	31,685
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Huaxia Bank Class A	61,100	$ 55,116
Huaxin Cement Class A	4,900	18,195
Huayu Automotive Systems Class A	15,200	55,893
Huazhu Group ADR	13,300	575,092
Hubei Biocause Pharmaceutical Class A	30,500	23,730
Hubei Energy Group Class A	2,500	1,365
Hubei Jumpcan Pharmaceutical Class A	4,800	15,654
Hubei Kaile Science & Technology Class A	5,500	9,568
Hunan Valin Steel Class A	23,500	17,447
Hundsun Technologies Class A	5,120	74,517
†HUYA ADR	6,400	153,280
Iflytek Class A	10,900	55,129
Industrial & Commercial Bank of China Class A	242,700	175,638
Industrial & Commercial Bank of China Class H	6,010,000	3,130,580
Industrial Bank Class A	94,496	224,536
Industrial Securities Class A	29,442	35,989
†Inner Mongolia BaoTou Steel Union Class A	206,800	35,006
Inner Mongolia First Machinery Group Class A	9,400	15,429
Inner Mongolia Junzheng Energy & Chemical Industry Group Class A	39,200	41,854
Inner Mongolia MengDian HuaNeng Thermal Power Class A	4,300	1,622
Inner Mongolia Yili Industrial Group Class A	26,900	152,717
Inner Mongolia Yitaial Class B	110,900	76,446
†Innovent Biologics	92,500	689,790
Inspur Electronic Information Industry Class A	6,960	31,253
†iQIYI ADR	22,100	499,018
Ithaca Energy North Sea Class A	5,800	37,998
Jafron Biomedical Class A	3,710	38,852
†JD.com ADR	84,000	6,519,240
Jiangsu Changshu Rural Commercial Bank Class A	15,700	18,063
Jiangsu Expressway Class H	126,000	127,197
Jiangsu Hengli Hydraulic Class A	6,132	64,605

LVIP SSGA Emerging Markets Equity Index Fund–6

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jiangsu Hengrui Medicine Class A	24,702	$ 327,024
Jiangsu Shagang Class A	11,000	19,619
Jiangsu Yanghe Brewery Joint-Stock Class A	6,700	123,366
Jiangsu Yangnong Chemical Class A	1,800	23,242
Jiangsu Yuyue Medical Equipment & Supply Class A	3,700	17,849
Jiangsu Zhongnan Construction Group Class A	13,300	18,007
Jiangsu Zhongtian Technology Class A	12,900	19,935
Jiangxi Copper Class A	12,800	26,784
Jiangxi Copper Class H	116,000	130,438
Jiangxi Zhengbang Technology Class A	11,600	31,074
Jilin Aodong Pharmaceutical Group Class A	8,100	19,966
Jinduicheng Molybdenum Class A	14,400	12,583
Jinke Properties Group Class A	25,000	33,370
Jinyu Bio-Technology Class A	6,800	27,065
Joincare Pharmaceutical Group Industry Class A	8,800	22,105
†Jointown Pharmaceutical Group Class A	7,400	18,406
Jonjee Hi-Tech Industrial And Commercial Holding Class A	3,631	35,120
JOYY	5,800	467,886
Juewei Food Class A	2,800	33,782
Juneyao Airlines Class A	11,700	18,624
†Kaisa Group Holdings	255,000	131,202
†KE Holdings ADR	8,100	496,530
†Kingdee International Software Group	233,000	607,735
Kingsoft	82,000	413,120
†Koolearn Technology Holding	23,500	100,968
Kunlun Energy	390,000	257,525
Kweichow Moutai Class A	5,700	1,401,893
KWG Group Holdings	124,000	213,559
Laobaixing Pharmacy Chain Class A	1,400	17,088
Legend Holdings Class H	53,500	65,194
Lenovo Group	720,000	476,037
Lens Technology Class A	13,800	65,811
Leo Group Class A	35,500	15,164
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Lepu Medical Technology Beijing Class A	8,600	$ 42,693
Leyard Optoelectronic Class A	14,800	16,859
Li Ning	209,000	983,407
Liaoning Cheng Da Class A	7,200	24,731
Lingyi iTech Guangdong Class A	27,800	46,061
Livzon Pharmaceutical Group Class A	3,700	26,831
Logan Group	135,000	214,811
Lomon Billions Group Class A	7,700	26,469
Longfor Group Holdings	179,500	1,017,079
†LONGi Green Energy Technology Class A	17,100	189,189
Luxshare Precision Industry Class A	32,187	271,797
†Luye Pharma Group	159,500	93,144
Luzhou Laojiao Class A	7,200	152,458
†Maanshan Iron & Steel Class A	43,100	16,933
Mango Excellent Media Class A	8,600	85,469
Maxscend Microelectronics	600	33,426
†Meinian Onehealth Healthcare Holdings Class A	18,100	37,816
†Meituan Dianping Class B	351,700	11,079,001
Metallurgicalof China Class A	75,900	29,660
Momo ADR	14,900	205,024
Muyuan Foodstuff Class A	17,150	187,056
NanJi E-Commerce Class A	10,000	25,397
Nanjing King-Friend Biochemical Pharmaceutical Class A	3,370	22,247
Nanjing Securities Class A	14,200	29,677
†Nanyang Topsec Technologies Group Class A	4,000	13,572
NARI Technology Class A	22,620	65,763
NAURA Technology Group Class A	2,400	56,634
NavInfo Class A	12,200	26,492
NetEase ADR	8,100	3,682,827
New China Life Insurance Class A	10,200	93,417
New China Life Insurance Class H	82,300	309,376
New Hope Liuhe Class A	20,500	83,652
†New Oriental Education & Technology Group Sponsored ADR	14,100	2,107,950

LVIP SSGA Emerging Markets Equity Index Fund–7

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Newland Digital Technology Class A	6,200	$ 14,465
Ninestar Class A	4,100	17,237
Ningbo Joyson Electronic Class A	3,500	11,460
Ningbo Tuopu Group Class A	4,700	27,808
†NIO ADR	105,000	2,228,100
†Noah Holdings Sponsored ADR	3,500	91,245
Northeast Securities Class A	14,800	21,604
Oceanwide Holdings Class A	26,600	16,563
Offcn Education Technology Class A	7,099	34,110
Offshore Oil Engineering Class A	7,300	4,851
†OFILM Group Class A	12,900	27,533
Oppein Home Group Class A	1,900	30,182
Orient Securities Class A	29,300	47,742
Oriental Pearl Group Class A	11,981	17,112
Ovctek China Class A	2,150	19,703
†Pacific Securities Class A	35,200	21,159
†Pangang Group Vanadium Titanium & Resources Class A	50,731	15,402
People's Insurance Group of China Class H	823,000	244,915
†People's InsuranceGroup of China Class A	22,800	22,761
Perfect World Class A	9,450	46,378
PetroChina Class A	86,900	52,518
PetroChina Class H	2,138,000	629,164
PICC Property & Casualty Class H	688,000	483,291
†Pinduoduo ADR	26,800	1,987,220
Ping An Bank Class A	87,392	195,537
†Ping An Healthcare and Technology	36,500	470,954
Ping An Insurance Group of China Class A	48,400	544,237
Ping An Insurance Group of China Class H	589,000	6,114,320
Poly Developments and Holdings Group Class A	51,600	121,123
Poly Property Development Class H	11,000	86,017
Power Construction of China Class A	61,500	34,194
Proya Cosmetics Class A	600	12,730
Qingdao Rural Commercial	17,600	13,044
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
RiseSun Real Estate Development Class A	26,700	$ 30,034
Rongsheng Petro Chemical Class A	23,800	65,805
SAIC Motor Class A	37,600	105,969
Sanan Optoelectronics Class A	21,800	78,865
Sangfor Technologies Class A	1,300	40,546
Sansteel Minguang Fujian Class A	14,100	13,608
Sany Heavy Industry Class A	40,900	150,246
SDIC Capital Class A	17,001	38,427
SDIC Power Holdings Class A	28,500	37,860
Sealand Securities Class A	20,000	15,735
†Seazen Group	212,000	180,588
Seazen Holdings Class A	11,200	57,796
†Semiconductor Manufacturing International	348,500	815,889
SF Holding Class A	14,100	169,162
Shaanxi Coal Industry Class A	38,200	47,268
Shandong Buchang Pharmaceuticals Class A	4,500	16,508
=Shandong Gold Mining Class A	17,780	66,185
Shandong Hualu Hengsheng Chemical Class A	6,700	24,207
Shandong Linglong Tyre Class A	3,800	16,358
Shandong Nanshan Aluminum Class A	54,800	18,404
Shandong Sinocera Functional Material Class A	5,600	30,741
Shandong Sun Paper Industry Class A	11,900	24,738
Shandong Weigao Group Medical Polymer Class H	248,000	496,204
Shanghai 2345 Network Holding Group Class A	34,100	14,284
Shanghai Baosight Software Class A	3,900	41,611
Shanghai Construction Group Class A	24,100	10,973
†Shanghai Electric Group Class A	31,600	23,377
†Shanghai Electric Group Class H	288,000	77,985
Shanghai Electric Power Class A	4,769	5,270

LVIP SSGA Emerging Markets Equity Index Fund–8

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shanghai Fosun Pharmaceutical Group Class A	9,000	$ 65,166
Shanghai Fosun Pharmaceutical Group Class H	53,500	223,968
Shanghai Industrial Holdings	37,000	49,502
Shanghai Industrial Urban Development Group	7,400	712
Shanghai International Airport Class A	4,800	48,736
Shanghai International Port Group Class A	37,200	22,937
Shanghai Jahwa United Class A	4,200	23,339
Shanghai Jinjiang International Hotels Class A	4,500	27,060
Shanghai Lujiazui Finance & Trade Zone Development Class B	114,420	96,007
Shanghai M&G Stationery Class A	4,500	44,991
Shanghai Pharmaceuticals Holding Class A	7,800	23,323
Shanghai Pharmaceuticals Holding Class H	77,300	129,652
Shanghai Pudong Development Bank Class A	132,000	182,489
Shanghai Putailai New Energy Technology Class A	1,800	28,912
Shanghai RAAS Blood Products Class A	21,600	26,162
Shanghai Tunnel Engineering Class A	5,200	4,305
Shanghai Yuyuan Tourist Mart Group Class A	14,500	18,845
Shanghai Zhangjiang High-Tech Park Development Class A	5,200	14,565
Shanxi Lu'an Environmental Energy Development Class A	16,400	14,746
†Shanxi Meijin Energy Class A	25,400	22,652
Shanxi Securities Class A	22,750	26,723
Shanxi Taigang Stainless Steel Class A	12,700	6,868
Shanxi Xinghuacun Fen Wine Factory Class A	4,200	122,726
Shanxi Xishanal & Electricity Power Class A	21,970	14,079
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Shenergy Class A	13,200	$ 10,679
Shengyi Technology Class A	10,600	36,550
Shennan Circuits Class A	2,320	40,076
Shenwan Hongyuan Group Class A	110,300	86,381
Shenzhen Airport Class A	12,100	15,276
Shenzhen Energy Group Class A	25,800	20,380
Shenzhen Expressway Class H	76,000	66,384
Shenzhen Goodix Technology Class A	2,100	48,805
Shenzhen Hepalink Pharmaceutical Group Class A	6,200	20,737
Shenzhen Inovance Technology Class A	8,300	70,958
Shenzhen Kaifa Technology Class A	8,300	25,354
Shenzhen Kangtai Biological Products Class A	3,100	83,122
Shenzhen Kingdom Sci-Tech Class A	5,200	13,872
Shenzhen Mindray Bio-Medical Electronics Class A	4,700	240,752
Shenzhen Overseas Chinese Town Class A	41,044	41,014
Shenzhen Salubris Pharmaceuticals Class A	5,100	25,882
Shenzhen Sunway Communication Class A	4,300	34,686
Shenzhou International Group Holdings	81,700	1,391,259
Shijiazhuang Yiling Pharmaceutical Class A	4,100	16,215
†Siasun Robot & Automation Class A	9,100	19,449
Sichuan Chuantou Energy Class A	18,600	26,849
Sichuan Kelun Pharmaceutical Class A	6,200	20,296
Sichuan Languang Development Class A	21,100	15,675
Sichuan Swellfun Class A	3,000	28,510
Silergy	7,000	415,008
†SINA	5,500	234,355
=Sinolink Securities Class A	14,100	31,360
Sino-Ocean Group Holding	339,500	68,786
Sinopec Engineering Group Class H	142,000	52,490
Sinopec Shanghai Petrochemical Class A	38,700	18,969

LVIP SSGA Emerging Markets Equity Index Fund–9

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Sinopec Shanghai Petrochemical Class H	322,000	$ 58,923
Sinotrans Class A	26,300	14,246
Sinotruk Hong Kong	71,000	182,979
†SOHO China	221,000	60,092
Songcheng Performance Development Class A	12,620	33,967
SooChow Securities Class A	20,680	32,661
Southwest Securities Class A	31,200	24,227
Spring Airlines Class A	5,700	37,740
Sunac China Holdings	253,000	996,768
Suning.com Class A	46,000	61,638
Sunny Optical Technology Group	70,500	1,095,029
Sunwoda Electronic Class A	5,900	23,620
Suofeiya Home Collection Class A	1,300	5,053
Suzhou Dongshan Precision Manufacturing Class A	7,600	29,814
Suzhou Gold Mantis Construction Decoration Class A	10,100	14,429
†TAL Education Group ADR	37,600	2,859,104
Tangshan Jidong Cement Class A	8,100	18,558
TBEA Class A	14,300	18,531
TCL Technology Group Class A	67,900	61,764
Tencent Holdings	565,700	38,209,285
†Tencent Music Entertainment Group ADR	36,400	537,628
Tianfeng Securities Class A	23,200	22,204
Tianjin 712 Communication & Broadcasting Class A	3,500	23,144
Tianjin Zhonghuan Semiconductor Class A	13,600	44,427
Tianma Microelectronics Class A	12,600	27,500
†Tianqi Lithium Class A	5,200	15,294
Tianshui Huatian Technology Class A	15,500	31,362
Tingyi Cayman Islands Holding	194,000	343,514
Toly Bread Class A	3,400	29,848
†Tongcheng-Elong Holdings	86,800	159,217
†TongFu Microelectronics Class A	6,432	21,743
Tonghua Dongbao Pharmaceutical Class A	6,014	12,060
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tongkun Group Class A	5,500	$ 11,221
Tongling Nonferrous Metals Group Class A	61,100	20,074
Tongwei Class A	19,000	74,702
†Topchoice Medical Class A	1,500	47,238
Topsports International Holdings	119,000	165,440
Transfar Zhilian Class A	6,400	5,308
TravelSky Technology Class H	90,000	193,440
†Trip.com Group ADR	47,100	1,466,694
Tsingtao Brewery Class A	3,000	33,185
Tsingtao Brewery Class H	42,000	343,683
†Tunghsu Optoelectronic Technology Class A	32,700	14,644
Unigroup Guoxin Microelectronics Class A	2,800	49,303
Uni-President China Holdings	133,000	121,975
Unisplendour Class A	12,880	48,320
Universal Scientific Industrial Shanghai Class A	5,400	20,420
Venustech Group Class A	400	2,038
†Vipshop Holdings ADR	43,500	680,340
†Visionox Technology Class A	8,600	19,959
Walvax Biotechnology Class A	7,500	56,227
†Wanda Film Holding Class A	9,100	23,903
Wangsu Science & Technology Class A	14,300	16,992
Wanhua Chemical Group Class A	15,120	154,830
Want Want China Holdings	491,000	343,100
†Weibo Sponsored ADR	5,400	196,722
†Weichai Power Class A	29,500	65,654
Weichai Power Class H	193,000	390,526
Weifu High-Technology Group Class A	5,600	20,712
Weihai Guangwei Composites Class A	1,900	19,966
†Wens Foodstuffs Group Class A	30,820	88,737
Western Securities Class A	21,600	30,298
Westone Information Industry Class A	5,100	13,919
Will Semiconductor Class A	2,800	73,429
Wingtech Technology Class A	4,600	79,372
Winning Health Technology Group Class A	9,860	28,284

LVIP SSGA Emerging Markets Equity Index Fund–10

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Wuchan Zhongda Group Class A	22,500	$ 15,320
Wuhan Guide Infrared Class A	7,530	38,296
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	10,300	60,321
Wuliangye Yibin Class A	18,100	590,101
WUS Printed Circuit Kunshan Class A	7,600	21,117
WuXi AppTec Class A	10,960	164,198
WuXi AppTec Class H	24,180	349,661
†Wuxi Biologics Cayman	100,000	2,450,806
Wuxi Lead Intelligent Equipment Class A	4,100	29,350
Wuxi Taiji Industry Class A	8,600	13,017
XCMG Construction Machinery Class A	33,400	27,318
Xiamen C & D Class A	12,000	15,147
Xiamen Intretech Class A	2,100	18,062
Xiamen Tungsten Class A	8,100	15,997
†Xiaomi Class B	1,037,800	2,809,350
Xinhu Zhongbao Class A	53,200	26,504
Xinjiang Goldwind Science & Technology Class A	21,200	31,997
Xinjiang Goldwind Science & Technology Class H	72,400	63,701
Xinyi Solar Holdings	407,560	649,752
Yango Group Class A	25,000	26,988
Yantai Jereh Oilfield Services Group Class A	2,800	12,318
Yanzhou Coal Mining Class A	8,100	11,057
Yanzhou Coal Mining Class H	162,000	121,062
Yealink Network Technology Class A	3,350	29,777
Yifan Pharmaceutical Class A	7,300	26,888
Yifeng Pharmacy Chain Class A	2,260	33,026
†Yihai International Holding	47,000	738,229
Yintai Gold Class A	10,080	15,661
Yonghui Superstores Class A	46,100	53,159
Yonyou Network Technology Class A	15,840	89,300
Youzu Interactive Class A	5,400	13,949
†Yuan Longping High-tech Agriculture Class A	7,700	20,756
†Yum China Holdings	35,500	1,879,725
Yunda Holding Class A	13,130	36,187
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yunnan Baiyao Group Class A	6,200	$ 93,127
Yunnan Energy New Material Class A	4,400	59,626
Yuzhou Group Holdings	176,775	70,397
†Zai Lab ADR	5,200	432,484
Zhangzhou Pientzehuang Pharmaceutical Class A	2,900	104,000
Zhaojin Mining Industry Class H	108,000	132,827
†Zhejiang Century Huatong Group Class A	23,040	32,362
†Zhejiang Chint Electrics Class A	9,800	43,696
†Zhejiang Conba Pharmaceutical Class A	15,700	12,047
Zhejiang Dahua Technology Class A	13,900	42,134
Zhejiang Dingli Machinery Class A	1,940	28,341
Zhejiang Expressway Class H	148,000	107,335
Zhejiang Huahai Pharmaceutical Class A	6,620	31,303
†Zhejiang Huayou Cobalt Class A	5,200	26,672
=Zhejiang Juhua Class A	15,900	15,871
Zhejiang Longsheng Group Class A	14,900	29,875
Zhejiang NHU Class A	9,600	42,183
Zhejiang Sanhua Intelligent Controls Class A	17,440	57,470
Zhejiang Semir Garment Class A	9,200	10,889
†Zhejiang Supor Class A	2,600	30,232
Zhejiang Wanfeng Auto Wheel Class A	12,100	12,079
Zhejiang Weixing New Building Materials Class A	8,900	20,999
Zhejiang Wolwo Bio-Pharmaceutical Class A	3,200	26,497
Zhengzhou Yutong Bus Class A	6,900	15,982
Zhenro Properties Group	158,000	97,043
Zheshang Securities Class A	12,100	31,775
†ZhongAn Online P&C Insurance Class H	36,600	183,436
Zhongji Innolight Class A	3,900	28,966
Zhongjin Gold Class A	12,700	18,878
Zhongsheng Group Holdings	56,500	355,414

LVIP SSGA Emerging Markets Equity Index Fund–11

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Zhuzhou CRRC Times Electric Class H	53,000	$ 178,082
Zijin Mining Group Class A	82,400	75,189
Zijin Mining Group Class H	568,000	363,092
†Zoomlion Heavy Industry Science and Technology Class A	27,200	32,519
Zoomlion Heavy Industry Science and Technology Class H	135,800	131,208
ZTE Class A	19,100	93,353
ZTE Class H	73,000	175,507
ZTO Express Cayman ADR	37,600	1,124,992
		236,941,094
Colombia–0.11%
Bancolombia	26,243	166,496
Ecopetrol	426,372	211,125
Grupo de Inversiones Suramericana	22,853	123,132
Interconexion Electrica	44,368	236,274
		737,027
Comoros–0.03%
Beijing E-Hualu Information Technology Class A	2,520	12,965
Beijing Kunlun Tech Class A	4,700	18,069
Guangzhou Shiyuan Electronic Technology Class A	1,700	24,399
†Hainan Airlines Holding Class A	66,700	17,204
SG Micro Class A	600	26,479
Thunder Software Technology Class A	2,000	25,450
Tianjin Chase Sun Pharmaceutical Class A	19,700	15,729
†Wonders Information Class A	5,500	19,382
Wuhu Token Science Class A	11,400	16,932
Zhejiang Jingsheng Mechanical & Electrical Class A	5,800	26,332
		202,941
Czech Republic–0.09%
CEZ	16,380	309,723
†Komercni banka	7,442	156,808
Moneta Money Bank	48,710	111,853
		578,384
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Egypt–0.11%
Commercial International Bank Egypt	139,199	$ 587,550
Eastern	102,251	78,194
ElSewedy Electric	72,686	31,629
		697,373
Greece–0.12%
Hellenic Telecommunications Organization	23,047	331,928
JUMBO	10,577	185,185
Motor Oil Hellas Corinth Refineries	6,073	71,526
OPAP	20,507	194,466
		783,105
Hong Kong–3.30%
†Alibaba Pictures Group	1,230,000	183,596
Bank of Communications Class H	849,000	409,195
BOC Aviation	21,700	148,691
Bosideng International Holdings	336,000	104,829
Brilliance China Automotive Holdings	300,000	283,518
China Cinda Asset Management Class H	858,000	161,689
China Communications Construction Class H	436,000	229,276
China Construction Bank Class H	9,510,000	6,179,333
China Gas Holdings	261,200	747,476
China Merchants Port Holdings	137,342	141,084
China Minsheng Banking Class H	569,000	298,978
China Mobile	606,500	3,893,295
China National Building Material Class H	388,000	494,485
China Railway Group Class H	362,000	171,015
China State Construction International Holdings	206,000	135,132
China Telecom Class H	1,320,000	396,591
†China Traditional Chinese Medicine Holdings	274,000	115,156
Dongfeng Motor Group Class H	262,000	163,883
Geely Automobile Holdings	583,000	1,169,510
Great Wall Motor Class H	307,500	392,252
Guangdong Investment	292,000	464,275
Guangzhou Automobile Group Class H	290,000	243,277
Haier Electronics Group	127,000	461,712

LVIP SSGA Emerging Markets Equity Index Fund–12

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Hutchison China MediTech ADR	6,700	$ 216,410
Kingboard Holdings	64,000	211,737
Kingboard Laminates Holdings	111,000	153,634
Lee & Man Paper Manufacturing	134,000	97,501
†Nine Dragons Paper Holdings	158,000	199,481
Postal Savings Bank of China Class H	988,000	416,208
Shenzhen International Holdings	103,485	165,107
Shenzhen Investment	293,174	86,078
Shimao Group Holdings	121,500	506,891
Sino Biopharmaceutical	1,027,000	1,124,609
Sinopharm Group Class H	133,200	281,478
SSY Group	156,000	88,977
Sun Art Retail Group	235,000	260,910
Vinda International Holdings	37,000	121,901
Wharf Holdings	133,000	266,741
Yuexiu Property	742,000	145,661
		21,331,572
Hungary–0.18%
MOL Hungarian Oil & Gas	40,938	222,830
†OTP Bank	22,120	665,784
Richter Gedeon	14,049	296,549
		1,185,163
India–8.06%
Adani Ports & Special Economic Zone	49,464	230,320
Ambuja Cements	71,501	210,469
Asian Paints	28,037	755,443
Aurobindo Pharma	28,650	310,245
†Avenue Supermarts	15,470	462,491
†Axis Bank	220,705	1,277,302
Bajaj Auto	6,841	267,428
Bajaj Finance	17,805	797,699
Bajaj Finserv	3,795	302,647
†Bandhan Bank	72,472	270,596
Berger Paints India	23,967	189,932
Bharat Forge	23,121	140,736
Bharat Petroleum	64,761	309,953
Bharti Airtel	124,612	712,474
Bharti Infratel	34,480	82,119
†Biocon	27,239	165,268
Bosch	606	112,929
Britannia Industries	5,690	293,658
Cipla	34,616	363,775
Coal India	119,092	187,959
Colgate-Palmolive India	5,980	116,373
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Container Of India	21,737	$ 108,429
Dabur India	52,833	366,221
Divi's Laboratories	7,900	327,065
DLF	62,412	129,666
Dr Reddy's Laboratories	11,141	780,234
Eicher Motors	13,330	397,985
GAIL India	154,618	182,703
Godrej Consumer Products	40,801	402,404
Grasim Industries	28,974	293,278
Havells India	24,409	224,513
HCL Technologies	107,355	1,183,600
HDFC Asset Management	4,447	137,332
†HDFC Life Insurance	70,697	536,697
Hero MotoCorp	9,728	415,224
Hindalco Industries	115,356	275,635
Hindustan Petroleum	57,832	141,566
Hindustan Unilever	80,958	2,275,138
Housing Development Finance	162,082	3,841,781
†ICICI Bank	499,570	2,415,544
ICICI Lombard General Insurance	20,449	360,147
ICICI Prudential Life Insurance	33,381	190,993
Indian Oil	182,716	183,180
Indraprastha Gas	19,993	105,306
Info Edge India	6,063	299,344
Infosys	335,983	4,619,816
†InterGlobe Aviation	9,246	156,015
ITC	292,118	682,437
JSW Steel	82,927	313,792
Jubilant Foodworks	7,398	234,244
Larsen & Toubro	47,415	581,402
LIC Housing Finance	30,869	116,091
Lupin	21,916	299,649
Mahindra & Mahindra	74,731	617,854
Marico	44,040	216,927
Maruti Suzuki India	11,971	1,097,456
Motherson Sumi Systems	98,160	153,641
Nestle India	2,315	499,596
NTPC	232,819	269,372
Oil & Natural Gas	248,609	233,936
Page Industries	517	149,721
Petronet LNG	62,005	185,779
Pidilite Industries	11,832	230,282
Piramal Enterprises	8,632	147,097
Power Grid Corp. of India	182,483	402,451
REC	61,292	82,588
Reliance Industries	281,376	8,533,542
†SBI Life Insurance	39,985	440,018
Shree Cement	885	243,826
Shriram Transport Finance	8,777	74,084
Siemens	7,243	124,349
State Bank of India	178,258	449,931

LVIP SSGA Emerging Markets Equity Index Fund–13

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Sun Pharmaceutical Industries	81,309	$ 552,912
Tata Consultancy Services	88,873	3,006,788
Tata Consumer Products	42,792	290,321
†Tata Motors	168,810	306,282
Tata Steel	34,000	166,631
Tech Mahindra	46,477	500,210
Titan	30,955	505,307
Torrent Pharmaceuticals	5,043	191,638
UltraTech Cement	11,500	633,088
†United Spirits	28,313	198,170
UPL	49,267	336,966
Vedanta	183,903	343,041
Wipro	114,221	486,076
Zee Entertainment Enterprises	84,454	240,064
		52,047,191
Indonesia–1.21%
Ace Hardware Indonesia	723,100	77,592
Adaro Energy	1,334,800	102,521
Astra International	2,026,600	610,191
Bank Central Asia	977,700	1,784,699
Bank Mandiri Persero	1,826,400	610,795
Bank Negara Indonesia Persero	735,400	220,599
Bank Rakyat Indonesia Persero	5,494,400	1,127,200
†Barito Pacific	2,764,900	147,802
Charoen Pokphand Indonesia	732,000	280,198
†Gudang Garam	46,000	123,946
Hanjaya Mandala Sampoerna	826,400	78,162
Indah Kiat Pulp & Paper	265,000	160,857
Indocement Tunggal Prakarsa	153,400	107,473
Indofood CBP Sukses Makmur	221,600	150,203
Indofood Sukses Makmur	426,100	205,511
Kalbe Farma	2,060,600	215,301
Perusahaan Gas Negara	1,095,700	68,552
Semen Indonesia Persero	287,400	177,803
Telekomunikasi Indonesia Persero	4,875,200	841,770
Unilever Indonesia	764,200	416,995
United Tractors	166,500	255,816
XL Axiata	390,900	53,604
		7,817,590
Luxembourg–0.04%
Reinet Investments	14,447	250,558
		250,558
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia–1.68%
AMMB Holdings	175,000	$ 126,677
Axiata Group	264,961	188,714
Carlsberg Brewery Malaysia Class B	16,200	80,937
†CIMB Group Holdings	625,834	464,761
Dialog Group	387,800	355,842
DiGi.Com	305,600	297,066
Fraser & Neave Holdings	15,200	117,601
Gamuda	181,845	153,013
Genting	218,200	167,451
Genting Malaysia	294,000	147,392
Genting Plantations	27,500	65,577
HAP Seng Consolidated	63,300	109,025
Hartalega Holdings	165,500	648,213
Hong Leong Bank	63,400	230,049
Hong Leong Financial Group	24,000	82,825
IHH Healthcare	215,000	269,757
IOI	245,500	263,823
Kossan Rubber Industries	59,700	197,412
Kuala Lumpur Kepong	41,796	229,037
†Malayan Banking	386,981	673,194
Malaysia Airports Holdings	101,800	116,914
Maxis	229,400	280,866
MISC	128,200	231,961
Nestle Malaysia	7,200	245,130
Petronas Chemicals Group	238,700	323,419
Petronas Dagangan	31,000	147,398
Petronas Gas	79,200	314,052
PPB Group	62,900	287,996
Press Metal Aluminium Holdings	145,000	179,823
†Public Bank	288,500	1,091,153
†QL Resources	75,400	178,106
†RHB Bank	155,200	170,891
Sime Darby	256,700	154,165
Sime Darby Plantation	202,000	246,008
†Supermax	146,600	298,746
Telekom Malaysia	117,500	117,047
Tenaga Nasional	223,700	566,057
Top Glove	462,600	927,517
Westports Holdings	89,100	83,340
†YTL	293,800	47,846
		10,876,801
Mexico–1.58%
Alfa Class A	290,800	180,176
America Movil	3,321,700	2,074,607
Arca Continental	42,600	183,624
Becle	42,000	85,400
†Cemex	1,484,100	563,128
Coca-Cola Femsa	52,200	211,619
†Fibra Uno Administracion	314,000	247,945

LVIP SSGA Emerging Markets Equity Index Fund–14

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico (continued)
†Fomento Economico Mexicano	192,900	$ 1,083,517
Gruma Class B	22,150	245,126
†Grupo Aeroportuario del Pacifico Class B	37,800	303,268
†Grupo Aeroportuario del Sureste Class B	20,410	236,854
Grupo Bimbo Class A	159,100	296,017
†Grupo Carso	46,900	95,554
†Grupo Financiero Banorte Class O	256,300	885,456
†Grupo Financiero Inbursa Class O	240,300	185,728
Grupo Mexico	307,300	782,165
†Grupo Televisa	239,600	296,148
Industrias Penoles	13,560	218,589
Infraestructura Energetica Nova	56,600	170,224
Kimberly-Clark de Mexico Class A	149,700	236,552
Megacable Holdings	31,500	91,217
Orbia Advance	100,300	175,003
†Promotora y Operadora de Infraestructura	21,950	154,374
Wal-Mart de Mexico	513,300	1,228,261
		10,230,552
Peru–0.23%
Cia de Minas Buenaventura ADR	21,200	259,064
Credicorp	6,700	830,733
Southern Copper	8,500	384,795
		1,474,592
Philippines–0.72%
Aboitiz Equity Ventures	190,200	181,788
Aboitiz Power	153,000	80,729
Ayala	28,060	401,223
Ayala Land	785,600	483,502
Bank of the Philippine Islands	94,800	125,522
BDO Unibank	196,760	351,094
Globe Telecom	3,470	148,839
GT Capital Holdings	10,163	81,340
International Container Terminal Services	98,120	223,848
JG Summit Holdings	285,010	355,097
Jollibee Foods	42,190	126,481
Manila Electric	21,110	118,351
†Megaworld	1,157,100	71,024
Metro Pacific Investments	1,512,900	109,319
Metropolitan Bank & Trust	170,294	134,823
PLDT	8,495	233,452
Puregold Price Club	79,700	80,772
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
Robinsons Land	225,000	$ 66,303
SM Investments	23,935	436,509
SM Prime Holdings	1,014,300	618,130
Universal Robina	86,640	240,290
		4,668,436
Poland–0.62%
†Bank Polska Kasa Opieki	17,945	233,755
†CD Projekt	6,609	715,608
†Cyfrowy Polsat	29,467	206,234
†Dino Polska	4,802	282,481
Grupa Lotos	9,575	85,406
KGHM Polska Miedz	13,607	416,400
†LPP	127	215,824
†mBank	1,528	65,965
†Orange Polska	61,003	107,964
†PGE Polska Grupa Energetyczna	79,833	132,566
Polski Koncern Naftowy ORLEN	28,962	343,724
Polskie Gornictwo Naftowe i Gazownictwo	169,632	221,924
†Powszechna Kasa Oszczednosci Bank Polski	87,320	479,248
†Powszechny Zaklad Ubezpieczen	60,452	387,929
†Santander Bank Polska	3,334	122,936
		4,017,964
Qatar–0.79%
Barwa Real Estate	190,574	183,425
Commercial Bank PQSC	203,951	227,827
Industries Qatar QSC	179,739	488,327
Masraf Al Rayan QSC	361,987	414,490
Mesaieed Petrochemical Holding	430,470	245,900
Ooredoo QPSC	76,394	140,745
Qatar Electricity & Water QSC	55,365	257,515
Qatar Fuel QSC	47,564	231,656
Qatar International Islamic Bank QSC	77,376	178,570
Qatar Islamic Bank	114,773	520,668
Qatar National Bank QPSC	446,615	2,235,946
		5,125,069
Republic of Korea–11.07%
†Alteogen	1,776	272,514
Amorepacific	3,198	445,835
AMOREPACIFIC Group	3,020	125,845
BGF retail	802	84,818
BNK Financial Group	27,686	119,790
†Celltrion	9,318	2,049,625

LVIP SSGA Emerging Markets Equity Index Fund–15

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Celltrion Healthcare	6,825	$ 511,958
†Celltrion Pharm	1,670	161,343
Cheil Worldwide	7,230	129,510
CJ	1,530	106,242
CJ CheilJedang	819	276,442
CJ ENM	731	88,903
†CJ Logistics	961	145,713
Coway	4,775	324,755
Daelim Industrial	2,693	177,989
†Daewoo Shipbuilding & Marine Engineering	3,461	70,222
DB Insurance	4,816	186,123
Doosan Bobcat	5,245	121,074
Douzone Bizon	1,856	165,392
E-MART	1,914	231,252
Fila Holdings	4,695	146,719
GS Engineering & Construction	5,384	110,900
GS Holdings	5,384	142,547
GS Retail	2,767	79,301
Hana Financial Group	29,354	705,173
Hankook Tire & Technology	7,280	196,173
Hanmi Pharm	616	144,012
Hanon Systems	19,183	202,566
Hanwha	4,108	88,327
Hanwha Solutions	10,449	342,754
†HLB	4,369	385,140
Hotel Shilla	3,065	198,503
Hyundai Engineering & Construction	7,660	198,841
Hyundai Glovis	1,889	232,263
Hyundai Heavy Industries Holdings	925	171,976
Hyundai Marine & Fire Insurance	5,889	112,658
†Hyundai Mobis	6,592	1,293,244
†Hyundai Motor	14,832	2,259,212
Hyundai Steel	8,814	185,231
Industrial Bank of Korea	26,107	178,340
Kakao	5,601	1,741,651
Kangwon Land	10,865	199,752
KB Financial Group	39,153	1,260,726
Kia Motors	26,095	1,046,460
†KMW	2,500	167,090
Korea Aerospace Industries	7,116	138,008
†Korea Electric Power	26,037	453,671
Korea Investment Holdings	4,131	255,314
†Korea Shipbuilding & Offshore Engineering	3,863	272,444
Korea Zinc	839	270,781
†Korean Air Lines	8,051	129,417
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
KT&G	11,419	$ 806,432
Kumho Petrochemical	1,895	177,776
LG	9,298	590,366
LG Chem	4,525	2,525,719
†LG Display	23,317	305,455
LG Electronics	10,536	825,315
LG Household & Health Care	924	1,140,267
LG Innotek	1,474	194,520
LG Uplus	20,960	205,925
Lotte	2,780	67,742
Lotte Chemical	1,695	284,156
Lotte Shopping	1,103	73,950
Meritz Securities	27,043	74,944
Mirae Asset Daewoo	29,372	212,515
NAVER	12,173	3,093,417
NCSoft	1,630	1,123,287
†Netmarble	2,105	297,810
NH Investment Securities	11,852	92,555
Orion	2,338	261,976
Ottogi	125	60,789
†Pan Ocean	27,127	78,981
†Pearl Abyss	605	104,187
POSCO	7,261	1,215,591
POSCO Chemtech	2,209	157,936
Posco International	5,433	62,039
S-1	1,780	133,472
†Samsung Biologics	1,640	966,841
Samsung C&T	8,341	748,550
Samsung Card	3,213	77,574
Samsung Electro-Mechanics	5,619	665,904
Samsung Electronics	471,181	23,391,369
†Samsung Engineering	14,888	133,761
Samsung Fire & Marine Insurance	3,013	469,378
†Samsung Heavy Industries	46,366	210,765
Samsung Life Insurance	6,503	339,382
Samsung SDI	5,422	2,002,986
Samsung SDS	3,503	507,119
Samsung Securities	6,046	157,993
Seegene	1,799	400,564
†Shin Poong Pharmaceutical	2,862	308,371
Shinhan Financial Group	45,390	1,064,875
Shinsegae	775	140,227
SK Holdings	3,446	581,836
SK Hynix	53,851	3,860,185
†SK Innovation	5,466	647,808
SK Telecom	3,644	740,757
†S-Oil	4,414	193,857
Woori Financial Group	54,320	397,192
Yuhan	4,609	253,128
		71,532,083

LVIP SSGA Emerging Markets Equity Index Fund–16

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Romania–0.03%
†NEPI Rockcastle	39,253	$ 161,727
		161,727
Russia–3.04%
†Alrosa PJSC	298,673	283,548
Gazprom PJSC	812,870	1,788,303
Gazprom PJSC ADR	178,875	778,453
†Inter RAO UES PJSC	4,840,000	349,429
LUKOIL PJSC	41,880	2,415,625
LUKOIL PJSC ADR	1,136	65,639
Magnit PJSC	8,409	537,838
†Magnitogorsk Iron & Steel Works PJSC	300,100	149,094
MMC Norilsk Nickel PJSC	6,593	1,595,794
Mobile TeleSystems ADR	45,000	392,850
†Moscow Exchange	180,910	340,774
Novatek PJSC GDR	9,069	1,241,407
†Novolipetsk Steel PJSC	158,760	350,802
PhosAgro PJSC	13,834	166,294
Polymetal International	23,637	515,031
†Polyus PJSC	3,487	729,216
Polyus PJSC GDR	2	211
Rosneft Oil	121,160	597,809
†Sberbank of Russia PJSC	1,124,290	3,298,863
Severstal PAO	21,765	277,633
Surgutneftegas PJSC	742,600	330,947
Tatneft PJSC	147,175	875,038
†VTB Bank PJSC	429,160,000	190,547
X5 Retail Group GDR	12,235	452,155
†Yandex Class A	29,000	1,892,250
		19,615,550
Saudi Arabia–2.72%
Abdullah Al Othaim Markets	4,510	155,828
Advanced Petrochemical	10,864	171,176
Al Rajhi Bank	120,873	2,117,187
†Alinma Bank	99,021	431,364
AlmaraiJSC	24,707	348,450
Arab National Bank	59,409	320,890
Bank AlBilad	35,809	230,459
Bank Al-Jazira	38,675	144,558
Banque Saudi Fransi	58,936	507,514
†Bupa Arabia for Cooperative Insurance	6,262	205,010
†Co for Cooperative Insurance	6,419	148,714
†Dar Al Arkan Real Estate Development	51,281	128,103
†Emaar Economic City	41,236	110,596
†Etihad Etisalat	37,067	282,136
Jarir Marketing	5,819	290,725
†National Commercial Bank	144,954	1,435,666
†National Industrialization	35,144	124,239
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
†Rabigh Refining & Petrochemical	23,338	$ 97,312
Riyad Bank	134,749	669,632
Sahara International Petrochemical	37,715	166,107
Samba Financial Group	97,880	701,957
Saudi Airlines Catering	3,841	84,584
Saudi Arabian Fertilizer	20,337	444,053
†Saudi Arabian Mining	42,879	477,272
Saudi Arabian Oil	210,438	2,014,110
Saudi Basic Industries	88,359	2,082,416
Saudi British Bank	71,732	483,836
Saudi Cement	7,714	119,487
Saudi Electricity	83,106	381,531
Saudi Industrial Investment Group	22,782	141,154
†Saudi Kayan Petrochemical	71,043	221,222
Saudi Telecom	59,455	1,591,427
Savola Group	25,895	331,376
Yanbu National Petrochemical	25,014	391,459
		17,551,550
South Africa–3.36%
†Absa Group	71,226	377,394
Anglo American Platinum	5,385	372,830
AngloGold Ashanti	41,178	1,077,203
†Aspen Pharmacare Holdings	38,246	273,041
†Bid	32,679	502,776
†Bidvest Group	28,046	230,274
†Capitec Bank Holdings	6,781	417,649
†Clicks Group	24,802	329,208
†Discovery	38,756	294,264
Exxaro Resources	24,209	179,357
†FirstRand	472,760	1,160,094
Gold Fields	87,397	1,069,180
†Growthpoint Properties	299,773	219,124
†Harmony Gold Mining	52,874	279,895
Impala Platinum Holdings	78,615	683,063
Kumba Iron Ore	6,194	182,973
†Life Healthcare Group Holdings	143,314	145,692
†Momentum Metropolitan Holdings	100,711	93,195
†Mr Price Group	24,849	194,852
†MTN Group	166,005	556,969
MultiChoice Group	43,273	249,964
†Naspers Class N	43,001	7,595,001
†Nedbank Group	36,211	216,687
†Northam Platinum	35,124	357,005
†Old Mutual	465,768	287,093
Pepkor Holdings	98,097	65,242

LVIP SSGA Emerging Markets Equity Index Fund–17

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
South Africa (continued)
†Rand Merchant Investment Holdings	79,492	$ 137,770
Remgro	53,504	299,036
Sanlam	177,528	547,194
Sasol	54,822	421,518
Shoprite Holdings	49,519	403,986
Sibanye Stillwater	223,463	620,196
SPAR Group	18,436	208,740
†Standard Bank Group	127,787	820,745
†Tiger Brands	15,359	174,928
Vodacom Group	64,036	469,595
†Woolworths Holdings	103,099	216,245
		21,729,978
Taiwan–12.46%
Accton Technology	50,000	386,834
†Acer	291,000	250,738
Advantech	38,595	390,555
Airtac International Group	12,000	272,986
ASE Technology Holding	325,000	669,136
Asia Cement	216,000	311,225
ASMedia Technology	2,000	101,405
Asustek Computer	69,000	607,077
†AU Optronics	866,000	337,285
Catcher Technology	68,000	429,657
Cathay Financial Holding	776,563	1,039,611
Chailease Holding	121,229	555,322
Chang Hwa Commercial Bank	520,193	313,096
Cheng Shin Rubber Industry	173,000	221,416
Chicony Electronics	58,000	169,323
China Development Financial Holding	1,256,000	371,509
China Life Insurance	260,397	179,749
China Steel	1,165,000	825,115
Chunghwa Telecom	374,000	1,382,198
Compal Electronics	411,000	271,816
CTBC Financial Holding	1,744,000	1,114,244
Delta Electronics	193,000	1,267,323
E.Sun Financial Holding	1,122,688	999,850
Eclat Textile	19,000	237,568
Eva Airways	118,000	43,633
†Evergreen Marine Taiwan	251,466	138,635
Far Eastern New Century	292,000	256,526
Far EasTone Telecommunications	157,000	331,596
Feng TAY Enterprise	39,280	237,122
First Financial Holding	1,018,522	726,845
Formosa Chemicals & Fibre	347,000	817,093
Formosa Petrochemical	114,000	316,350
Formosa Plastics	370,000	1,010,881
Formosa Taffeta	82,000	88,971
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Foxconn Technology	98,000	$ 175,194
Fubon Financial Holding	661,000	961,831
Giant Manufacturing	30,000	284,260
Globalwafers	22,000	294,366
†Highwealth Construction	81,400	121,595
Hiwin Technologies	25,522	253,610
Hon Hai Precision Industry	1,230,000	3,306,868
Hotai Motor	30,000	671,510
Hua Nan Financial Holdings	845,973	518,641
†Innolux	825,000	269,304
Inventec	244,000	190,074
Largan Precision	10,000	1,171,095
Lite-On Technology	212,000	339,560
MediaTek	149,000	3,157,155
Mega Financial Holding	1,080,000	1,042,371
Micro-Star International	67,000	309,310
Nan Ya Plastics	499,000	1,031,483
Nanya Technology	121,000	243,188
Nien Made Enterprise	16,000	191,201
Novatek Microelectronics	58,000	535,007
Pegatron	190,000	421,878
Phison Electronics	15,000	138,336
Pou Chen	240,000	217,988
Powertech Technology	73,000	219,530
President Chain Store	56,000	509,718
Quanta Computer	287,000	753,647
Realtek Semiconductor	48,000	615,280
Ruentex Development	80,500	108,746
Shanghai Commercial & Savings Bank	337,449	455,433
Shin Kong Financial Holding	1,078,455	301,371
SinoPac Financial Holdings	1,025,000	386,489
Standard Foods	43,000	90,711
Synnex Technology International	130,000	186,282
Taishin Financial Holding	995,720	443,017
Taiwan Business Bank	562,327	186,359
Taiwan Cement	478,246	688,075
Taiwan Cooperative Financial Holding	940,662	636,820
Taiwan High Speed Rail	193,000	211,694
Taiwan Mobile	166,000	554,820
Taiwan Semiconductor Manufacturing	2,431,000	36,572,125
Uni-President Enterprises	478,000	1,035,233
United Microelectronics	1,117,000	1,101,784
Vanguard International Semiconductor	88,000	294,391
Walsin Technology	30,000	161,647
Win Semiconductors	34,000	339,021
Winbond Electronics	315,000	153,486

LVIP SSGA Emerging Markets Equity Index Fund–18

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Wistron	285,000	$ 295,565
Wiwynn	8,000	181,830
WPG Holdings	157,000	211,708
Yageo	35,000	429,777
Yuanta Financial Holding	957,000	592,511
Zhen Ding Technology Holding	58,000	254,583
		80,490,168
Thailand–1.73%
Advanced Info Service NVDR	118,044	639,504
Airports of Thailand NVDR	427,829	766,551
Asset World	445,600	49,218
B Grimm Power NVDR	82,856	110,931
†Bangkok Bank NVDR	51,774	157,755
Bangkok Commercial Asset Management	149,100	93,165
Bangkok Dusit Medical Services NVDR	947,951	581,571
Bangkok Expressway & Metro	773,767	210,015
Berli Jucker NVDR	115,903	135,120
BTS Group Holdings NVDR	791,329	237,779
Bumrungrad Hospital NVDR	42,685	128,652
Central Pattana NVDR	228,163	307,793
†Central Retail	172,473	141,516
†Central Retail NVDR	6,515	5,377
Charoen Pokphand Foods NVDR	393,299	348,600
†CP ALL NVDR	580,764	1,107,110
Electricity Generating NVDR	28,901	171,357
Energy Absolute NVDR	148,103	184,464
Global Power Synergy NVDR	74,817	136,411
Gulf Energy Development NVDR	246,660	238,034
Home Product Center NVDR	600,023	273,562
Indorama Ventures NVDR	161,652	108,269
Intouch Holdings NVDR	228,769	371,339
IRPC NVDR	1,235,386	75,262
†Kasikornbank	35,300	85,931
†Kasikornbank NVDR	138,067	337,043
Krung Thai Bank NVDR	340,577	95,350
Land & Houses NVDR	823,398	177,459
†Minor International NVDR	309,854	195,955
†Muangthai Capital NVDR	76,375	119,657
Osotspa NVDR	72,585	80,454
PTT NVDR	1,137,957	1,154,902
PTT Exploration & Production NVDR	136,563	341,664
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand (continued)
†PTT Global Chemical NVDR	227,738	$ 284,186
Ratch Group NVDR	77,901	124,019
Siam Cement NVDR	77,437	788,711
Siam Commercial Bank NVDR	86,055	177,212
Srisawad NVDR	69,361	107,584
†Thai Oil NVDR	109,221	110,830
Thai Union Group NVDR	303,883	135,086
TMB Bank NVDR	2,219,400	62,669
Total Access Communication NVDR	73,430	75,071
True NVDR	1,119,210	110,034
		11,143,172
Turkey–0.33%
†Akbank	314,197	206,968
Anadolu Efes Biracilik Ve Malt Sanayii	21,713	57,967
Aselsan Elektronik Sanayi Ve Ticaret	70,950	177,496
BIM Birlesik Magazalar	44,461	398,645
Eregli Demir ve Celik Fabrikalari	138,855	170,194
Ford Otomotiv Sanayi	7,614	86,267
Haci Omer Sabanci Holding	96,012	103,148
KOC Holding	75,904	143,707
TAV Havalimanlari Holding	957	1,898
†Tupras Turkiye Petrol Rafinerileri	12,494	128,178
†Turk Hava Yollari	37,580	50,633
Turkcell Iletisim Hizmetleri	109,557	213,545
†Turkiye Garanti Bankasi	224,199	204,919
†Turkiye Is Bankasi Class C	154,460	106,935
†Yapi ve Kredi Bankasi	235,420	64,970
		2,115,470
United Arab Emirates–0.55%
Abu Dhabi Commercial Bank PJSC	277,545	428,332
Aldar Properties PJSC	380,284	209,879
Dubai Islamic Bank PJSC	187,041	220,565
†Emaar Malls PJSC	274,767	112,410
†Emaar Properties PJSC	351,298	269,791
Emirates NBD Bank PJSC	236,831	691,739
Emirates Telecommunications Group PJSC	173,291	787,584

LVIP SSGA Emerging Markets Equity Index Fund–19

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	268,056	$ 827,152
		3,547,452
Total Common Stock (Cost $513,737,830)		611,922,905
PREFERRED STOCKS–1.98%
Brazil–1.14%
Banco Bradesco 5.83%	435,240	1,510,502
Braskem 2.43%	18,600	69,221
Centrais Eletricas Brasileiras 3.65%	26,900	149,974
Cia Energetica de Minas Gerais 4.54%	92,290	165,816
Gerdau 1.31%	106,000	394,298
Itau Unibanco Holding 5.07%	476,600	1,919,673
Itausa 5.54%	435,700	685,836
Lojas Americanas 0.66%	90,493	455,212
Petroleo Brasileiro 3.32%	467,600	1,640,293
Telefonica Brasil 4.61%	45,000	348,885
		7,339,710
Chile–0.07%
Embotelladora Andina 4.65%	37,132	82,062
Sociedad Quimica y Minera de Chile 3.67%	11,401	370,557
		452,619
Colombia–0.04%
Bancolombia 2.32%	44,631	288,055
		288,055
Republic of Korea–0.67%
Amorepacific	719	35,401
Hyundai Motor 4.82%	3,555	268,306
Hyundai Motor 5.31%	2,381	171,897
LG Chem 1.04%	756	206,450
LG Household & Health Care 1.35%	217	131,116
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics 2.76%	81,377	$ 3,502,546
		4,315,716
Russia–0.06%
Surgutneftegas PJSC	720,400	364,256
		364,256
Total Preferred Stocks (Cost $17,803,560)		12,760,356
RIGHTS–0.00%
Hong Kong–0.00%
=†Legend Holdings expiration date 5/23/19	3,761	0
Total Rights (Cost $0)		0
WARRANTS–0.00%
Thailand–0.00%
†BTS Group Holdings exp 2/16/21 exercise price THB 0.0000	85,033	1,539
†Minor International exp 9/30/21 exercise price THB 43.0000	13,560	173
†Minor International exp exercise price THB 0.0000	15,199	3,573
†Srisawad exp exercise price THB 0.0000	3,180	1,174
Total Warrants (Cost $0)		6,459

MONEY MARKET FUND–1.64%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	10,591,180	10,591,180
Total Money Market Fund (Cost $10,591,180)		10,591,180

TOTAL INVESTMENTS–98.33% (Cost $542,132,570)	635,280,900
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.67%	10,809,423
NET ASSETS APPLICABLE TO 57,147,487 SHARES OUTSTANDING–100.00%	$646,090,323

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP SSGA Emerging Markets Equity Index Fund–20

LVIP SSGA Emerging Markets Equity Index Fund
Schedule of Investments (continued)
The following futures contracts and swap contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
285	E-mini MSCI Emerging Markets Index	$15,511,125	$15,464,921	12/18/20	$46,204	$—
Swap Contract
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
HSBC- Receive amounts based on MSCI China A Index and pay variable quarterly payments based on LIBOR03M3	6,912,184	1.00%	10/16/20	$48,090	$48,090	$—
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] The MSCI China A Index captures large and mid-cap representation across China securities listed on the Shanghai and Shenzhen exchanges. The index is designed for international investors and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

Summary of Abbreviations:
ADR–American Depositary Receipt
CMPC–Coût Moyen Pondéré du Capital
COPEC–Compañia de Petroleos de Chile
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
PQSC–Private Qatar Share Holding Company
QSC–Qatari Shareholding Company
THB–Thailand Baht
See accompanying notes.
LVIP SSGA Emerging Markets Equity Index Fund–21

LVIP SSGA Emerging Markets Equity Index Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Total return swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets Equity Index Fund–22

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$787,542	$—	$—	$787,542
Brazil	21,518,577	—	—	21,518,577
Chile	540,628	2,223,596	—	2,764,224
China	89,134,393	147,693,285	113,416	236,941,094
Colombia	737,027	—	—	737,027
Comoros	—	202,941	—	202,941
Czech Republic	—	578,384	—	578,384
Egypt	—	697,373	—	697,373
Greece	—	783,105	—	783,105
Hong Kong	216,410	21,115,162	—	21,331,572
Hungary	—	1,185,163	—	1,185,163
India	397,985	51,649,206	—	52,047,191
Indonesia	—	7,817,590	—	7,817,590
Luxembourg	250,558	—	—	250,558
Malaysia	—	10,876,801	—	10,876,801
Mexico	10,230,552	—	—	10,230,552
Peru	1,474,592	—	—	1,474,592
Philippines	—	4,668,436	—	4,668,436
Poland	—	4,017,964	—	4,017,964
Qatar	—	5,125,069	—	5,125,069
Republic of Korea	400,564	71,131,519	—	71,532,083
Romania	—	161,727	—	161,727
Russia	15,763,383	3,852,167	—	19,615,550
Saudi Arabia	17,551,550	—	—	17,551,550
South Africa	1,413,069	20,316,909	—	21,729,978
Taiwan	—	80,490,168	—	80,490,168
Thailand	283,899	10,859,273	—	11,143,172
Turkey	177,496	1,937,974	—	2,115,470
United Arab Emirates	—	3,547,452	—	3,547,452
Preferred Stocks
Brazil	7,339,710	—	—	7,339,710
Chile	82,062	370,557	—	452,619
Colombia	288,055	—	—	288,055
Republic of Korea	—	4,315,716	—	4,315,716
Russia	364,256	—	—	364,256
Rights	—	—	—*	—
Warrants	4,747	1,712	—	6,459
Money Market Fund	10,591,180	—	—	10,591,180
Total Investments	$179,548,235	$455,619,249	$113,416	$635,280,900
Derivatives:

Assets:
Futures Contract	$46,204	$—	$—	$46,204
Swap Contract	$—	$48,090	$—	$48,090

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing international fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Emerging Markets Equity Index Fund–23

LVIP SSGA Emerging Markets Equity Index Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Emerging Markets Equity Index Fund–24